CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of Revenue [Member] USD ($)	Dec. 31, 2012 Cost of Revenue [Member] CNY	Dec. 31, 2011 Cost of Revenue [Member] CNY	Dec. 31, 2010 Cost of Revenue [Member] CNY	Dec. 31, 2012 General and Administrative [Member] USD ($)	Dec. 31, 2012 General and Administrative [Member] CNY	Dec. 31, 2011 General and Administrative [Member] CNY	Dec. 31, 2010 General and Administrative [Member] CNY	Dec. 31, 2012 Selling and Marketing [Member] USD ($)	Dec. 31, 2012 Selling and Marketing [Member] CNY	Dec. 31, 2011 Selling and Marketing [Member] CNY	Dec. 31, 2010 Selling and Marketing [Member] CNY	Dec. 31, 2012 Research and Development [Member] USD ($)	Dec. 31, 2012 Research and Development [Member] CNY	Dec. 31, 2011 Research and Development [Member] CNY	Dec. 31, 2010 Research and Development [Member] CNY
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 80,904	504,052	453,116	402,335
Business tax	2,525	15,730	17,257	13,493
Net revenue	78,379	488,322	435,859	388,842
Cost of revenue	32,441	202,109	185,604	147,702
Gross profit	45,938	286,213	250,255	241,140
Operating expenses:
General and administrative	16,084	100,204	93,950	84,110
Selling and marketing	7,770	48,407	52,777	37,632
Research and development	6,503	40,512	40,589	37,358
Intangible assets impairment	947	5,901
Total operating expenses	31,304	195,024	187,316	159,100
Income from operations	14,634	91,189	62,939	82,040
Interest income	2,127	13,253	8,843	5,552
Interest expense				(5)
Gain on disposal of subsidiaries	353	2,197
Gain on consolidation of Hongcheng Xueyuan				260
Investment income	234	1,460	832	1,071
Other income	221	1,376	1,003	572
Income before income tax and equity method investments	17,569	109,475	73,617	89,490
Income tax provisions (benefits):
- Current	3,201	19,939	23,078	17,933
- Deferred	1,041	6,488	(6,034)	(4,600)
Total income tax provisions	4,242	26,427	17,044	13,333
Net income before income from equity method investments	13,327	83,048	56,573	76,157
Income from equity method investments, net of taxes	42	261
Net income	13,369	83,309	56,573	76,157
Less: net income attributable to the noncontrolling interests	7,277	45,338	39,752	36,840
Net income attributable to ChinaEdu Corporation shareholders	6,092	37,971	16,821	39,317
Net income per share attributable to ChinaEdu Corporation shareholders - basic	$ 0.13	0.80	0.35	0.82
Net income per share attributable to ChinaEdu Corporation shareholders - diluted	$ 0.12	0.75	0.33	0.76
Weighted average shares used in calculating basic net income per share attributable to ChinaEdu Corporation shareholders	47,523,375	47,523,375	47,453,930	48,004,323
Weighted average shares used in calculating diluted net income per share attributable to ChinaEdu Corporation shareholders	50,487,233	50,487,233	50,669,229	52,010,229
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 1,326	8,258	6,483	6,283	$ 78	488	522	815	$ 671	4,176	2,909	2,760	$ 498	3,103	2,755	2,248	$ 79	491	297	460